Expense Example	Jul. 29, 2025 USD ($)
BRANDES INTERNATIONAL EQUITY FUND | Class A | BRANDES INTERNATIONAL EQUITY FUND
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 682
Expense Example, with Redemption, 3 Years	908
Expense Example, with Redemption, 5 Years	1,151
Expense Example, with Redemption, 10 Years	1,849
BRANDES INTERNATIONAL EQUITY FUND | Class C | BRANDES INTERNATIONAL EQUITY FUND
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	282
Expense Example, with Redemption, 3 Years	563
Expense Example, with Redemption, 5 Years	970
Expense Example, with Redemption, 10 Years	1,926	[1]
BRANDES INTERNATIONAL EQUITY FUND | Class I | BRANDES INTERNATIONAL EQUITY FUND
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	88
Expense Example, with Redemption, 3 Years	281
Expense Example, with Redemption, 5 Years	490
Expense Example, with Redemption, 10 Years	1,093
BRANDES INTERNATIONAL EQUITY FUND | Class R6 | BRANDES INTERNATIONAL EQUITY FUND
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	78
Expense Example, with Redemption, 3 Years	264
Expense Example, with Redemption, 5 Years	467
Expense Example, with Redemption, 10 Years	1,052
BRANDES GLOBAL EQUITY FUND | Class A | BRANDES GLOBAL EQUITY FUND
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	695
Expense Example, with Redemption, 3 Years	1,009
Expense Example, with Redemption, 5 Years	1,344
Expense Example, with Redemption, 10 Years	2,290
BRANDES GLOBAL EQUITY FUND | Class C | BRANDES GLOBAL EQUITY FUND
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	303
Expense Example, with Redemption, 3 Years	692
Expense Example, with Redemption, 5 Years	1,207
Expense Example, with Redemption, 10 Years	2,431	[2]
BRANDES GLOBAL EQUITY FUND | Class I | BRANDES GLOBAL EQUITY FUND
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	359
Expense Example, with Redemption, 5 Years	636
Expense Example, with Redemption, 10 Years	1,426
BRANDES GLOBAL EQUITY FUND | Class R6 | BRANDES GLOBAL EQUITY FUND
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	84
Expense Example, with Redemption, 3 Years	365
Expense Example, with Redemption, 5 Years	667
Expense Example, with Redemption, 10 Years	1,526
BRANDES EMERGING MARKETS VALUE FUND | Class A | BRANDES EMERGING MARKETS VALUE FUND
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	702
Expense Example, with Redemption, 3 Years	969
Expense Example, with Redemption, 5 Years	1,257
Expense Example, with Redemption, 10 Years	2,074
BRANDES EMERGING MARKETS VALUE FUND | Class C | BRANDES EMERGING MARKETS VALUE FUND
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	310
Expense Example, with Redemption, 3 Years	649
Expense Example, with Redemption, 5 Years	1,114
Expense Example, with Redemption, 10 Years	2,208	[3]
BRANDES EMERGING MARKETS VALUE FUND | Class I | BRANDES EMERGING MARKETS VALUE FUND
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	113
Expense Example, with Redemption, 3 Years	353
Expense Example, with Redemption, 5 Years	612
Expense Example, with Redemption, 10 Years	1,352
BRANDES EMERGING MARKETS VALUE FUND | Class R6 | BRANDES EMERGING MARKETS VALUE FUND
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	99
Expense Example, with Redemption, 3 Years	337
Expense Example, with Redemption, 5 Years	594
Expense Example, with Redemption, 10 Years	1,329
BRANDES INTERNATIONAL SMALL CAP EQUITY FUND | Class A | BRANDES INTERNATIONAL SMALL CAP EQUITY FUND
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	702
Expense Example, with Redemption, 3 Years	969
Expense Example, with Redemption, 5 Years	1,257
Expense Example, with Redemption, 10 Years	2,074
BRANDES INTERNATIONAL SMALL CAP EQUITY FUND | Class C | BRANDES INTERNATIONAL SMALL CAP EQUITY FUND
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	302
Expense Example, with Redemption, 3 Years	624
Expense Example, with Redemption, 5 Years	1,073
Expense Example, with Redemption, 10 Years	2,144	[4]
BRANDES INTERNATIONAL SMALL CAP EQUITY FUND | Class I | BRANDES INTERNATIONAL SMALL CAP EQUITY FUND
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	112
Expense Example, with Redemption, 3 Years	350
Expense Example, with Redemption, 5 Years	606
Expense Example, with Redemption, 10 Years	1,340
BRANDES INTERNATIONAL SMALL CAP EQUITY FUND | Class R6 | BRANDES INTERNATIONAL SMALL CAP EQUITY FUND
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	346
Expense Example, with Redemption, 5 Years	610
Expense Example, with Redemption, 10 Years	1,363
BRANDES SMALL CAP VALUE FUND | Class A | BRANDES SMALL CAP VALUE FUND
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	686
Expense Example, with Redemption, 3 Years	932
Expense Example, with Redemption, 5 Years	1,197
Expense Example, with Redemption, 10 Years	1,952
BRANDES SMALL CAP VALUE FUND | Class I | BRANDES SMALL CAP VALUE FUND
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	93
Expense Example, with Redemption, 3 Years	307
Expense Example, with Redemption, 5 Years	539
Expense Example, with Redemption, 10 Years	1,206
BRANDES SMALL CAP VALUE FUND | Class R6 | BRANDES SMALL CAP VALUE FUND
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	75
Expense Example, with Redemption, 3 Years	302
Expense Example, with Redemption, 5 Years	548
Expense Example, with Redemption, 10 Years	1,254
BRANDES SEPARATELY MANAGED ACCOUNT RESERVE TRUST | BRANDES SEPARATELY MANAGED ACCOUNT RESERVE TRUST Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	0
Expense Example, with Redemption, 3 Years	0
Expense Example, with Redemption, 5 Years	0
Expense Example, with Redemption, 10 Years	$ 0

[1]	Class C shares automatically convert to Class A shares if held for 8 years. The Class C shares’ 10-year cost examples assume that the Class C shares automatically convert to Class A shares on the first day of the ninth year. For additional information, please see the “Terms of the Conversion Feature” section of the Prospectus.
[2]	Class C shares automatically convert to Class A shares if held for 8 years. The Class C shares’ 10-year cost examples assume that the Class C shares automatically convert to Class A shares on the first day of the ninth year. For additional information, please see the “Terms of the Conversion Feature” section of the Prospectus
[3]	Class C shares automatically convert to Class A shares if held for 8 years. The Class C shares’ 10-year cost examples assume that the Class C shares automatically convert to Class A shares on the first day of the ninth year. For additional information, please see the “Terms of the Conversion Feature” section of the Prospectus
[4]	Class C shares automatically convert to Class A shares if held for 8 years. The Class C shares’ 10-year cost examples assume that the Class C shares automatically convert to Class A shares on the first day of the ninth year. For additional information, please see the “Terms of the Conversion Feature” section of the Prospectus